Organization and Basis of Presentation - Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 754,308		¥ 312,058		$ 115,603
Prepayments and other current assets	42,418		24,095		6,501
Total current assets	815,469		340,353		124,976
Property, equipment and software	119,083		48,323		18,250
Other non-current assets	30,398		23,541		4,658
TOTAL ASSETS	964,950		412,217		147,884
Current liabilities:
Short-term borrowings	49,990		0		7,661
Current portion of long-term borrowings	970		0		149
Total current liabilities	93,361		18,166		14,308
Long-term borrowings	51,926		0		7,958
TOTAL LIABILITIES	145,287		156,861		22,266
Net loss	(274,633)	$ (42,089)	(200,856)	¥ (72,992)
Net cash used in operating activities	(198,149)	(30,367)	(135,393)	(61,856)
Net cash generated from (used in) investing activities	(93,941)	(14,398)	41,368	(113,357)
Net cash generated from financing activities	756,467	115,933	394,796	138,695
Variable Interest Entities And Its Subsidaries [Member]
Current assets:
Cash and cash equivalents	49,749		42,153		7,624
Short-term investments	18,743		4,200		2,872
Amounts due from related parties	48,505		51,835		7,434
Prepayments and other current assets	29,152		17,912		4,469
Total current assets	146,149		116,100		22,399
Property, equipment and software	78,401		36,350		12,016
Other non-current assets	9,744		17,682		1,493
TOTAL ASSETS	234,294		170,132		35,908
Current liabilities:
Amounts due to related parties	270,004		218,719		41,380
Accruals and other current liabilities	11,157		7,886		1,710
Short-term borrowings	49,990		0		7,661
Current portion of long-term borrowings	970		0		149
Total current liabilities	332,121		226,605		50,900
Amounts due to related parties	29,915		23,000		4,585
Long-term borrowings	51,926		0		7,958
TOTAL LIABILITIES	413,962		249,605		$ 63,443
Total revenue from related parties	16,906	2,591	6,604	130
Net loss	(100,195)	(15,355)	(83,066)	(59,582)
Net cash used in operating activities	(84,862)	(13,006)	(87,277)	(61,856)
Net cash generated from (used in) investing activities	(68,628)	(10,518)	59,281	(113,358)
Net cash generated from financing activities	¥ 161,086	$ 24,688	¥ 58,259	¥ 138,695